INTEREST IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about Joint venture [Abstract]
Disclosure Of Detailed Information About joint ventures [Text Block]

	2019	2018
	US$’000	US$’000

Cost of investment in joint ventures	77,974	80,474
Share of post-acquisition loss, net of dividends received	(25,416)	(18,656)
Reclassification to assets classified as held for sale (b)	(83)	(7,258)
Carrying amount	52,475	54,560

Disclosure Of Detailed Information About interest in joint ventures [Text Block]

Name of joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2019	2018	2019	2018
Tri-View Shipping Pte. Ltd. (a)	Ship owning and operating	Singapore	51%	51%	132	132
Island Bulk Carriers Pte. Ltd. (a)	Ship owning and operating	Singapore	65%	65%	*	*
IVS Bulk Pte. Ltd. (a)	Ship owning and operating	Singapore	33.5%	33.5%	66,440	66,440
Petrochemical Shipping Limited (b)	Dormant	Isle of Man	50%	50%	11,402	13,902
Leopard Tankers Pte. Ltd. (b)	Ship owning and operating	Singapore	50%	50%	*	*
					77,974	80,474

*	Amount is less than US$1,000.

(a)	The Group has joint control over these entities by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval.
(b)	These joint venture companies are expected to be dissolved in 2020. Accordingly, the carrying amount of the interest in joint ventures have been reclassified to assets classified as held for sale (Note 40).

Disclosure of detailed information about Joint ventures financial statements adjusted by the group for Equity accounting [Text Block]
Summarised financial information in respect of the Group's joint ventures are set out below. The summarised financial information below represents amounts shown in the joint venture's financial statements prepared in accordance with IFRSs, adjusted by the Group for equity accounting purposes.

	2019	2018
	US$’000	US$’000
Tri-View Shipping Pte. Ltd.

Current assets	897	2,342
Non-current assets	10,180	11,284
Current liabilities	(805)	(8,040)
Non-current liabilities	(6,300)	-

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	757	2,143
Current financial liabilities (excluding trade and other payable and provisions)	(726)	(7,995)
Non-current financial liabilities (excluding trade and other payables and provisions)	(6,300)	-

Revenue	2,488	3,029
Gross (loss) profit	(1,290)	1,241
(Loss) profit for the year, representing total comprehensive (loss) profit for the year	(1,615)	920

The above (loss) profit for the year include the following:

Depreciation	(2,102)	-
Interest expense	(307)	(328)
Income tax expense	-	11

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	3,972	5,586
Proportion of the Group's ownership interest in the joint venture	51%	51%
Other adjustments	(31)	(31)
Carrying amount of the Group's interest in the joint venture	1,995	2,818

	2019	2018
	US$’000	US$’000
Island Bulk Carriers Pte. Ltd.

Current assets	31	1,919
Non-current assets	329	403
Current liabilities	(1,212)	(3,499)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	5	56
Current financial liabilities (excluding trade and other payables and provisions)	(898)	(2,118)

Revenue	10,499	28,899
Gross profit (loss)	476	(932)
Profit (loss) for the year, representing total comprehensive profit (loss) for the year	325	(1,003)

The above profit (loss) for the year include the following:

Depreciation	(84)	-

Reconciliation of the above
summarised
financial information to the carrying amount of the interest in the joint venture recognised
in the consolidated and combined financial statements:

Net liabilities of the joint venture	(852)	(1,177)
Proportion of the Group's ownership interest in the joint venture	65%	65%
Provision for losses on joint venture (Note 26)	554	765
Carrying amount of the Group's interest in the joint venture	-	-

	2019	2018
	US$’000	US$’000
IVS Bulk Pte. Ltd.

Current assets	25,941	32,567
Non-current assets	263,670	268,247
Current liabilities	(81,118)	(21,602)
Non-current liabilities	(49,358)	(116,314)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	25,650	26,232
Current financial liabilities (excluding trade and other payables and provisions)	(78,507)	(20,413)
Non-current financial liabilities (excluding trade and other payables and provisions)	(49,358)	(116,314)

Revenue	40,929	44,567
Gross profit	6,103	10,921
(Loss) profit for the year, representing total comprehensive (loss) profit for the year	(3,764)	1,111

The above (loss) profit for the year include the following:

Depreciation	(14,020)	(12,894)
Interest income	33	24
Interest expense	(9,029)	(9,666)
Income tax expense	(1)	-

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	159,135	162,898
Proportion of the Group's ownership interest in the joint venture	33.5%	33.5%
Goodwill	3,575	3,575
Other adjustments	(6,405)	(6,404)
Carrying amount of the Group's interest in the joint venture	50,480	51,742

	2019	2018
	US$’000	US$’000
Petrochemical Shipping Limited

Current assets	206	7,083
Non-current assets	-	14,484
Current liabilities	(40)	(7,050)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	203	5,623
Current financial liabilities (excluding trade and other payables and provisions)	(38)	(6,592)

Revenue	15,857	13,755
Gross profit (loss)	456	(604)
Profit (loss) for the year, representing total comprehensive loss for the year	650	(6,872)
Dividend income from the joint venture during the year	5,000	-

The above profit (loss) for the year include the following:

Depreciation	(2)	(957)
Impairment loss	-	(5,725)
Interest income	59	76
Interest expense	(79)	(519)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	166	14,517
Proportion of the Group's ownership interest in the joint venture	50%	50%
Reclassification to assets classified as held for sale (Note 40)	(83)	(7,258)
Carrying amount of the Group's interest in the joint venture	-	-

	2019	2018
	US$’000	US$’000
Leopard Tankers Pte. Ltd.

Current assets	2,894	5,095
Non-current assets	-	108,000
Current liabilities	(5,999)	(116,456)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	2,802	3,899
Current financial liabilities (excluding trade and other payables and provisions)	(5,819)	(115,883)

Revenue	110,002	16,589
Gross profit	874	7,137
Profit for the year, representing total comprehensive income for the year	255	5,079

The above profit for the year include the following:

Depreciation	-	(3)
Interest expense	(458)	(4,765)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net liabilities of the joint venture	(3,105)	(3,361)
Proportion of the Group's ownership interest in the joint venture	50%	50%
Provision for losses on joint venture (Note 11)	1,552	1,680
Carrying amount of the Group's interest in the joint venture	-	-